Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Normalized Funds Available for Distribution ($ Millions)[5]
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	2,084,567	1,981,719	1,137,701	1,073,457	88.93	113.54	134	188
2022	2,664,983	1,839,729	1,134,515	799,629	77.75	99.82	66	201
2021	2,567,353	2,103,364	1,112,834	937,282	80.40	132.23	112	209
2020	1,789,030	3,117,622	718,720	1,149,376	90.97	92.43	185	240

Company Selected Measure Name	Normalized Funds Available for Distribution (“Funds Available for Distribution”)
Named Executive Officers, Footnote
1 D. Eric Mendelsohn was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are Kristin S. Gaines, Kevin C. Pascoe, John L. Spaid, and David L. Travis.

Peer Group Issuers, Footnote	[4] The Peer Group TSR set forth in this table utilizes the MSCI US REIT index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the MSCI US REIT Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 2,084,567	$ 2,664,983	$ 2,567,353	$ 1,789,030
PEO Actually Paid Compensation Amount	$ 1,981,719	1,839,729	2,103,364	3,117,622
Adjustment To PEO Compensation, Footnote
[3] Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table. Neither the PEO nor the Non-PEO NEOs are accruing benefits under a pension plan for services rendered in the covered years, and therefore no additions are required for pension plan service cost in determining Compensation Actually Paid.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)
2023	2,084,567	(699,623)	596,775	1,981,719
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)	($)	($)	($)
2023	471,484	(36,494)	94,478	67,307	—	—	596,775

Non-PEO NEO Average Total Compensation Amount	$ 1,137,701	1,134,515	1,112,834	718,720
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,073,457	799,629	937,282	1,149,376
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table. Neither the PEO nor the Non-PEO NEOs are accruing benefits under a pension plan for services rendered in the covered years, and therefore no additions are required for pension plan service cost in determining Compensation Actually Paid.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2023	1,137,701	(483,234)	418,990	1,073,457

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
2023	347,026	(14,598)	59,640	26,922	—	—	418,990

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the MSCI US REIT Index TSR over the same period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Funds Available for Distribution during the four most recently completed fiscal years.

Tabular List, Table	Normalized FAD increases •Normalized FAD payout ratio •New investment yield •SHOP revenue increases •Deferral collections
Total Shareholder Return Amount	$ 88.93	77.75	80.40	90.97
Peer Group Total Shareholder Return Amount	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 134,000,000	$ 66,000,000	$ 112,000,000	$ 185,000,000
Company Selected Measure Amount	188,000,000	201,000,000	209,000,000	240,000,000
PEO Name	D. Eric Mendelsohn
Additional 402(v) Disclosure
[2] The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure:: 1
Pay vs Performance Disclosure
Name	Normalized FAD increases
Non-GAAP Measure Description
5 We determined Normalized Funds Available for Distribution (“Funds Available for Distribution”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023. See page 18 under 2023 Incentive Plan for a description of Normalized Funds Available for Distribution and how it is calculated. This performance measure may not have been the most important financial performance measure for years 2022, 2021 a nd 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Normalized FAD payout ratio
Measure:: 3
Pay vs Performance Disclosure
Name	New investment yield
Measure:: 4
Pay vs Performance Disclosure
Name	SHOP revenue increases
Measure:: 5
Pay vs Performance Disclosure
Name	Deferral collections
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (699,623)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,775
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	471,484
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(36,494)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	94,478
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	67,307
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(483,234)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	418,990
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	347,026
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(14,598)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	59,640
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	26,922
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0